UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2007

1.810699.103

MON-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 27.7%
	Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.6%
Wachovia Bank NA
	3/28/08	5.40%	$ 33,000,000	$ 33,000,000
London Branch, Eurodollar, Foreign Banks - 12.7%
Banco Santander SA
	4/7/08 to 4/9/08	5.16	25,000,000	25,000,874
Barclays Bank PLC
	3/4/08	5.25 to 5.35	75,000,000	75,000,000
Bayerische Hypo-und Vereinsbank AG
	12/18/07	5.38	25,000,000	25,000,000
Calyon
	6/10/08 to 6/16/08	4.90 to 5.42	40,000,000	40,000,000
Credit Agricole SA
	12/12/07 to 5/29/08	4.85 to 5.36	110,000,000	110,000,000
Credit Industriel et Commercial
	12/3/07 to 4/16/08	5.19 to 5.28	200,000,000	200,000,001
HBOS Treasury Services PLC
	2/11/08	5.30	10,000,000	10,000,000
ING Bank NV
	12/6/07	5.36	20,000,000	20,000,000
Landesbank Hessen-Thuringen
	2/4/08 to 2/20/08	4.88 to 5.40	112,000,000	112,000,000
Societe Generale
	12/14/07 to 3/14/08	4.79 to 5.40	90,000,000	90,000,000
				707,000,875
New York Branch, Yankee Dollar, Foreign Banks - 14.4%
Banco Bilbao Vizcaya Argentaria SA
	1/9/08 to 2/29/08	5.15 to 5.25	53,000,000	53,000,617
Bank of Scotland PLC
	12/4/07 to 1/3/08	4.87 to 5.38 (c)	70,000,000	70,000,000
Barclays Bank PLC
	2/19/08 to 4/16/08	5.00 to 5.36	120,000,000	120,000,000
Credit Suisse First Boston
	12/17/07 to 5/21/08	5.00 to 5.66 (c)	162,000,000	162,000,000
Credit Suisse Group
	4/17/08 to 6/5/08	5.30 to 5.40	35,000,000	35,000,000
Deutsche Bank AG
	12/3/07	5.69 (c)	5,000,000	5,000,000
HBOS Treasury Services PLC
	12/12/07 to 2/11/08	5.30 to 5.75	115,000,000	115,000,000
Landesbank Baden-Wuert
	6/11/08	5.45	25,000,000	24,998,415
Norddeutsche Landesbank
	1/22/08 to 3/4/08	4.88 to 5.34	14,000,000	14,000,000

	Due Date	Yield (a)	Principal Amount	Value
Rabobank Nederland Coop. Central
	2/27/08	5.00%	$ 25,000,000	$ 25,000,000
Royal Bank of Scotland PLC
	1/22/08	5.00	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
	1/28/08 to 3/31/08	5.04 to 5.13	13,000,000	13,000,000
Svenska Handelsbanken AB
	6/3/08	4.89	25,000,000	25,000,620
UBS AG
	2/19/08 to 4/2/08	5.11 to 5.46	115,000,000	115,000,000
				801,999,652
TOTAL CERTIFICATES OF DEPOSIT				1,542,000,527
Commercial Paper - 26.8%

Amsterdam Funding Corp.
	1/23/08	4.97	7,000,000	6,949,297
Banco Espirito Santo
	1/22/08 to 1/30/08	5.34 to 5.37	9,000,000	8,923,127
Bank of America Corp.
	2/13/08	5.37	48,000,000	47,484,171
Barclays U.S. Funding Corp.
	4/25/08	4.78	50,000,000	49,054,042
Bavaria TRR Corp.
	12/12/07 to 2/12/08	4.82 to 5.43	57,000,000	56,587,914
Bryant Park Funding LLC
	12/6/07 to 2/28/08	5.37 to 6.25	18,000,000	17,880,508
CIT Group, Inc.
	12/14/07 to 12/18/07	5.07 to 5.15	7,000,000	6,986,636
Citibank Credit Card Master Trust I (Dakota Certificate Program)
	1/22/08 to 2/15/08	5.09 to 5.37	54,500,000	54,021,348
Citigroup Funding, Inc.
	12/6/07 to 2/22/08	4.77 to 5.48	101,000,000	100,404,488
CVS Caremark Corp.
	1/29/08 to 2/14/08	5.07	25,000,000	24,763,774
Devon Energy Corp.
	12/3/07 to 2/14/08	5.09 to 5.34	14,500,000	14,383,589
DnB NOR Bank ASA
	1/22/08 to 5/27/08	4.80 to 5.05	39,750,000	39,241,082
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount	Value
Dow Chemical Co.
	1/17/08 to 1/30/08	5.06 to 5.35%	$ 15,979,000	$ 15,857,393
Duke Energy Corp.
	1/15/08 to 1/18/08	5.20 to 5.43	7,750,000	7,697,369
Emerald (MBNA Credit Card Master Note Trust)
	12/12/07 to 2/4/08	4.93 to 5.38	62,500,000	62,051,820
Falcon Asset Securitization Corp.
	12/12/07 to 2/14/08	4.72 to 5.48	73,000,000	72,490,008
Fortune Brands, Inc.
	12/3/07	5.36	1,850,000	1,849,453
General Electric Capital Corp.
	8/22/08	4.54	25,000,000	24,192,118
Grampian Funding LLC
	1/15/08	5.29	11,000,000	10,928,363
Home Depot, Inc.
	12/18/07 to 2/15/08	5.46 to 5.60	10,000,000	9,938,760
HSH Nordbank AG
	1/14/08	5.31	10,000,000	9,936,078
Intesa Funding LLC
	2/14/08	5.16	100,000,000	98,936,875
ITT Corp.
	1/3/08 to 2/25/08	5.32 to 5.60	5,000,000	4,952,163
Jupiter Securitization Corp.
	1/17/08 to 2/8/08	4.96 to 6.03	37,000,000	36,705,080
Kellogg Co.
	1/15/08 to 1/29/08	5.08 to 5.29	4,000,000	3,970,209
Landesbank Baden-Wuert
	1/31/08	5.50	19,000,000	18,827,245
Links Finance LLC
	1/22/08 to 2/15/08	5.49 (b)	8,000,000	7,922,800
Michigan Gen. Oblig.
	3/4/08	5.00	37,300,000	37,300,000
Mont Blanc Capital Corp.
	12/7/07 to 12/17/07	5.21 to 5.27	7,000,000	6,988,181
Monument Gardens Funding
	1/11/08 to 4/7/08	4.91 to 5.35	40,000,000	39,584,918
Morgan Stanley
	2/15/08 to 6/13/08	5.29 to 5.45	20,000,000	19,612,403
Nationwide Building Society
	1/14/08 to 3/20/08	5.20 to 5.30	31,000,000	30,619,852
Nissan Motor Acceptance Corp.
	12/10/07 to 1/31/08	4.90 to 5.60	3,750,000	3,729,673
Norddeutsche Landesbank Girozentrale
	1/15/08 to 2/6/08	4.88 to 5.35 (b)	14,000,000	13,898,243
	1/18/08	5.35	2,000,000	1,985,947

	Due Date	Yield (a)	Principal Amount	Value
Park Avenue Receivables Corp.
	1/18/08 to 2/8/08	4.88 to 6.03% (b)	$ 51,508,000	$ 51,032,808
Rockies Express Pipeline LLC
	12/10/07 to 1/31/08	5.20 to 5.52 (b)	14,000,000	13,906,366
Santander Finance, Inc.
	1/23/08 to 5/29/08	4.85 to 5.36	100,000,000	98,230,215
Sheffield Receivables Corp.
	12/3/07 to 3/12/08	4.75 to 5.40	132,696,000	131,714,295
Societe Generale North America, Inc.
	12/7/07	5.86	25,000,000	24,975,958
Textron, Inc.
	12/5/07	4.89	1,750,000	1,749,051
Thames Asset Global Securities No. 1, Inc.
	12/5/07 to 2/26/08	4.77 to 5.46	56,714,000	56,272,575
Time Warner Cable, Inc.
	1/22/08	5.16 to 5.21	6,000,000	5,955,583
Time Warner, Inc.
	12/3/07 to 1/18/08	5.12 to 5.48 (b)	12,000,000	11,959,050
Toyota Motor Credit Corp.
	7/29/08	4.51	25,000,000	24,266,958
Tyco Electronics Group SA
	2/15/08	5.52	2,000,000	1,976,989
UniCredito Italiano Bank (Ireland) PLC
	2/11/08	5.35	28,000,000	27,708,240
Variable Funding Capital Co. LLC
	2/5/08 to 2/11/08	4.96 to 5.21 (b)	45,000,000	44,569,248
Weatherford International Ltd.
	12/6/07	4.91 (b)	3,500,000	3,497,623
Windmill Funding Corp.
	1/15/08 to 2/11/08	5.02 to 5.48	8,000,000	7,936,355
Wisconsin Energy Corp.
	1/14/08	5.22	3,000,000	2,981,007
Xcel Energy, Inc.
	12/3/07 to 1/31/08	5.36 to 5.54	3,000,000	2,981,235
XTO Energy, Inc.
	12/14/07 to 3/25/08	5.37 to 5.45	18,000,000	17,827,435
TOTAL COMMERCIAL PAPER				1,496,195,918
Master Notes - 2.3%
	Due Date	Yield (a)	Principal Amount	Value
Asset Funding Co. III LLC
	12/5/07 to 1/14/08	4.75 to 5.45% (c)(e)	$ 51,000,000	$ 51,000,000
Bear Stearns & Co., Inc.
	2/28/08	4.97 (c)	12,000,000	12,000,000
Goldman Sachs Group, Inc.
	2/14/08	4.97 (c)(e)	49,000,000	49,000,000
Lehman Brothers Holdings, Inc.
	12/13/07 to 3/31/08	4.77 to 4.84 (c)(e)	8,000,000	8,000,000
Lehman Commercial Paper, Inc.
	12/3/07	5.14 (c)(e)	11,000,000	11,000,000
TOTAL MASTER NOTES				131,000,000
Medium-Term Notes - 22.3%

AIG Matched Funding Corp.
	12/3/07 to 2/20/08	4.77 to 5.68 (b)(c)	52,000,000	52,000,000
	2/15/08	4.86 (c)	16,000,000	16,000,000
Australia & New Zealand Banking Group Ltd.
	12/24/07	4.80 (b)(c)	27,000,000	27,003,978
Bancaja US Debt SAU
	1/23/08	5.40 (b)(c)	11,000,000	11,000,000
Banco Santander Totta SA
	12/17/07	4.67 (b)(c)	10,000,000	10,000,000
Banesto SA
	1/18/08	5.20 (b)(c)	14,000,000	14,000,000
Bank of America NA
	1/25/08 to 2/11/08	4.89 to 5.08 (c)	46,000,000	45,997,965
Bank of New York Co., Inc.
	12/27/07	4.85 (b)(c)	5,000,000	5,000,000
Banque Federative du Credit Mutuel
	12/13/07	4.67 (b)(c)	28,000,000	28,000,000
Bayerische Landesbank Girozentrale
	2/19/08	4.95 (c)	5,000,000	5,000,000
Beta Finance, Inc./Beta Finance Corp.
	1/9/08 to 1/15/08	5.18 (b)(c)	9,000,000	8,997,822
BNP Paribas SA
	12/3/07 to 2/7/08	4.63 to 4.85 (c)	31,000,000	30,992,533
	2/19/08	4.90 (b)(c)	5,000,000	5,000,000
BNP Paribas US Medium-Term Note Program LLC
	12/17/07	5.66 (c)	10,000,000	9,991,526
Caixa Catalunya
	12/7/07	5.73 (c)	20,000,000	20,000,000
Caja de Ahorros Pens Barcelona
	1/23/08	5.15 (b)(c)	35,000,000	35,000,000
Caja Madrid SA
	1/22/08	5.35 (c)	5,000,000	5,000,000

	Due Date	Yield (a)	Principal Amount	Value
Calyon
	12/31/07	4.78% (c)	$ 26,000,000	$ 25,990,923
CC USA, Inc.
	1/9/08	5.18 (b)(c)	6,000,000	5,998,573
Citigroup Funding, Inc.
	2/14/08	4.87 (c)	39,000,000	39,000,000
Commonwealth Bank of Australia
	12/24/07	4.81 (c)	17,000,000	17,001,274
Compagnie Financiere du Credit Mutuel
	12/10/07	5.73 (c)	8,000,000	8,000,000
Credit Agricole SA
	1/23/08	5.14 (c)	30,000,000	30,000,000
	12/24/07	5.18 (b)(c)	26,000,000	26,000,000
Cullinan Finance Corp.
	4/15/08	5.36 (b)	14,000,000	14,000,000
Cullinan Finance Ltd./Corp.
	5/27/08	5.35 (b)	20,000,000	20,000,000
Danske Bank A/S
	12/20/07	4.71 (b)(c)	50,000,000	49,997,065
DnB NOR Bank ASA
	12/26/07	4.79 (b)(c)	14,500,000	14,499,978
Dorada Finance, Inc.
	1/9/08	5.18 (c)	5,000,000	4,998,808
General Electric Capital Corp.
	12/7/07 to 12/24/07	4.69 to 4.81 (c)	68,000,000	67,998,214
Genworth Life Insurance Co.
	12/3/07	4.79 (c)(e)	5,000,000	5,000,000
HBOS Treasury Services PLC
	12/10/07	4.66 (b)(c)	5,000,000	4,999,813
	12/24/07	5.28 (c)	10,000,000	10,000,000
HSBC Finance Corp.
	12/24/07	4.84 (c)	2,000,000	2,000,000
HSH Nordbank AG
	12/21/07 to 12/24/07	4.78 to 4.84 (b)(c)	13,000,000	12,999,994
ING USA Annuity & Life Insurance Co.
	12/24/07	5.31 (c)(e)	1,000,000	1,000,000
Intesa Bank Ireland PLC
	12/26/07	4.80 (b)(c)	24,000,000	24,000,000
Links Finance LLC
	1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	14,000,000	13,999,126
Merrill Lynch & Co., Inc.
	12/4/07 to 12/27/07	4.77 to 4.93 (c)	27,000,000	27,000,823
Metropolitan Life Global Funding I
	12/6/07	4.71 (b)(c)	2,213,000	2,213,000
Monumental Global Funding 2007
	2/29/08	5.21 (b)(c)	10,000,000	10,000,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount	Value
Morgan Stanley
	12/3/07 to 1/25/08	4.75 to 5.77% (c)	$ 28,016,000	$ 28,008,559
National Rural Utils. Coop. Finance Corp.
	12/4/07	4.67 (c)	1,000,000	1,000,000
Nationwide Building Society
	12/28/07	5.28 (c)	5,000,000	5,000,980
New York Life Insurance Co.
	2/15/08	4.95 (c)(e)	16,000,000	16,000,000
Pacific Life Global Funding
	12/4/07	4.76 (b)(c)	2,000,000	2,000,477
RACERS
	12/24/07	4.93 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
	12/31/07	4.77 (c)	7,000,000	6,994,342
	12/6/07	4.65 (b)(c)	10,000,000	10,000,000
Royal Bank of Scotland PLC
	12/21/07 to 1/11/08	4.78 to 5.26 (b)(c)	10,500,000	10,499,138
Security Life of Denver Insurance Co.
	2/28/08	5.14 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
	12/28/07 to 8/1/08	5.17 to 5.39 (b)(c)	45,000,000	44,998,561
Skandinaviska Enskilda Banken AB
	12/10/07 to 12/24/07	5.18 to 5.70 (c)	51,000,000	50,997,750
Societe Generale
	12/24/07	4.73 (c)	7,000,000	6,995,893
	12/3/07	4.70 (b)(c)	11,000,000	11,000,157
Southern Co.
	12/20/07	5.61 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
	12/13/07	4.63 (b)(c)	30,000,000	30,000,000
U.S. Bank NA, Cincinnati
	12/10/07	4.60 (c)	2,500,000	2,499,239
UniCredito Italiano Bank (Ireland) PLC
	12/10/07 to 1/11/08	4.67 to 5.24 (b)(c)	53,500,000	53,478,980
UniCredito Italiano SpA, New York
	12/3/07 to 12/13/07	5.62 to 5.70 (c)	23,000,000	23,000,027
Verizon Communications, Inc.
	12/17/07	5.69 (c)	17,000,000	17,000,000
Wachovia Bank NA
	12/27/07 to 1/25/08	4.78 to 5.20 (c)	44,000,000	43,981,236
Wells Fargo & Co.
	12/3/07 to 12/17/07	4.73 to 4.77 (c)	35,000,000	35,009,576

	Due Date	Yield (a)	Principal Amount	Value
WestLB AG
	12/10/07 to 12/31/07	4.72 to 5.25% (b)(c)	$ 7,500,000	$ 7,500,247
Westpac Banking Corp.
	12/11/07	5.79 (c)	13,000,000	13,007,930
	12/4/07 to 2/14/08	4.89 to 5.72 (b)(c)	44,000,000	43,995,355
TOTAL MEDIUM-TERM NOTES				1,241,649,862
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
	1/2/08	5.33 (c)(e)	5,000,000	5,000,000
New York Life Insurance Co.
	1/2/08	5.31 (c)(e)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES				10,000,000
Asset-Backed Securities - 1.1%

Aardvark ABS CDO
	1/7/08	4.71 (b)(c)	10,967,901	10,967,901
Le Monde CDO I PLC / LLC
	3/5/08	5.16 (b)(c)	13,000,000	12,998,700
Master Funding Trust I
	3/25/08 to 6/25/08	4.77 (b)(c)	22,000,000	22,000,000
PASA Funding 2007 Ltd.
	1/7/08	4.87 (b)(c)	15,000,000	15,000,000
Wind Trust
	1/25/08	4.79 (b)(c)	2,000,000	2,000,000
TOTAL ASSET-BACKED SECURITIES				62,966,601
Municipal Securities - 0.3%

Connecticut Hsg. Fin. Auth. Series F2, 5.07%, VRDN5.1
12/7/07	5.07 (c)	5,000,000		5,000,000
Texas Gen. Oblig. Series E, 4.82%, VRDN
12/7/07	4.82 (c)	11,500,000		11,500,000
TOTAL MUNICIPAL SECURITIES			16,500,000
Repurchase Agreements - 21.1%
	Maturity Amount
In a joint trading account at 4.66% dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) #	$ 457,177	457,000
With:
Barclays Capital, Inc. At 4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $32,640,000, 5.14% - 6.03%, 11/25/32 - 4/25/37)	32,012,900	32,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Bear Stearns & Co. At:
4.87%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $4,201,439, 4.98%, 7/25/46)	$ 4,001,623	$ 4,000,000
5.16%, dated 10/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $17,894,863, 0% - 8%, 12/3/07 - 7/7/38) (c)(d)	17,224,173	17,000,000
Citigroup Global Markets, Inc. At 4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $130,243,343, 5.39% - 6.19%, 3/1/16 - 9/25/46)	126,050,794	126,000,000
Credit Suisse First Boston, Inc. At 4.91%, dated 11/6/07 due 12/6/07 (Collateralized by Corporate Obligations valued at $47,252,998, 7% - 8.25%, 1/19/10 - 6/1/67) (c)(d)	45,184,125	45,000,000
Deutsche Bank Securities, Inc. At:
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $14,280,000, 5.5% - 9.38%, 11/1/08 - 12/15/16)	14,005,644	14,000,000
4.89%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $108,150,718, 1.38% - 2.25%, 11/15/11 - 11/15/26)	103,041,951	103,000,000
4.91%, dated 11/5/07 due 12/5/07 (Collateralized by Corporate Obligations valued at $23,460,001, 5.25% - 11.88%, 10/1/08 - 10/15/27) (c)(d)	23,094,108	23,000,000
5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $11,550,930, 3% - 6%, 9/15/09 - 6/15/33)	11,146,535	11,000,000
Goldman Sachs & Co. At:
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $25,200,001, 5.65%, 12/26/36)	24,310,333	24,000,000
5%, dated 10/26/07 due 1/24/08 (Collateralized by Mortgage Loan Obligations valued at $22,440,000, 5% - 6%, 7/1/33 - 2/1/34)	22,275,000	22,000,000

	Maturity Amount	Value
5.4%, dated 11/29/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $24,480,001, 7%, 11/1/22)	$ 24,169,200	$ 24,000,000
Lehman Brothers, Inc. At:
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $11,552,793, 5.25% - 6.53%, 5/25/37 - 9/15/40)	11,139,150	11,000,000
5%, dated 10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $10,503,111, 6.44% - 7.55%, 1/15/21 - 3/1/30)	10,127,778	10,000,000
5.04%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $6,124,387, 7.28%, 12/20/37) (c)(d)	6,052,080	6,000,000
5.09%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $6,121,575, 6%, 12/1/37) (c)(d)	6,052,597	6,000,000
5.25%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $25,501,037, 0%, 3/13/32)	25,010,938	25,000,000
Merrill Lynch, Pierce, Fenner & Smith At 4.89%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $200,553,629, 0% - 8.25%, 2/15/09 - 5/15/37)	191,077,793	191,000,000
Morgan Stanley & Co. At 4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $215,994,744, 0.13% - 6.3%, 10/1/12 - 7/15/56)	205,082,641	205,000,000
UBS Warburg LLC At:
4.96%, dated 8/22/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $52,503,906, 7.27%, 12/19/36) (c)(d)	51,246,889	50,000,000
5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $32,553,148, 7.27%, 12/19/36)	31,868,146	31,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Wachovia Securities, Inc. At:
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $62,220,000, 5.66%, 4/15/47)	$ 61,024,603	$ 61,000,000
4.96%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $25,500,001, 6.01%, 6/15/45) (c)(d)	25,626,889	25,000,000
5%, dated 11/13/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $18,360,000, 5.47% - 6.02%, 6/15/19 - 4/15/47)	18,157,500	18,000,000
5.1%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $51,000,000, 5.25% - 6.02%, 6/15/20 - 4/15/47) (c)(d)	52,578,333	50,000,000
5.2%, dated 11/27/07 due 2/27/08 (Collateralized by Mortgage Loan Obligations valued at $18,360,001, 6.1%, 2/15/51)	18,239,200	18,000,000
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $25,500,000, 4.79% - 7.25%, 6/15/10 - 4/15/47)	25,682,500	25,000,000
TOTAL REPURCHASE AGREEMENTS		1,177,457,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $5,677,769,908)	5,677,769,908
NET OTHER ASSETS - (1.8)%	(102,613,358)
NET ASSETS - 100%	$ 5,575,156,550
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $827,935,003 or 14.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,000,000 or 2.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 4.75%, 12/5/07	11/7/06	$ 10,000,000
4.76%, 12/5/07	8/29/06	$ 9,000,000
5.45%, 1/14/08	10/10/07	$ 32,000,000
Genworth Life Insurance Co. 4.79%, 12/3/07	7/31/07	$ 5,000,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 49,000,000
ING USA Annuity & Life Insurance Co. 5.31%, 12/24/07	6/23/05	$ 1,000,000
Lehman Brothers Holdings, Inc.: 4.77%, 12/13/07	1/10/07	$ 6,000,000
4.84%, 3/31/08	12/11/06	$ 2,000,000
Lehman Commercial Paper, Inc. 5.14%, 12/3/07	9/28/07	$ 11,000,000
Metropolitan Life Insurance Co. 5.33%, 1/2/08	3/26/02	$ 5,000,000
New York Life Insurance Co.: 4.95%, 2/15/08	11/9/07	$ 16,000,000
5.31%, 1/2/08	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.14%, 2/28/08	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$457,000 due 12/03/07 at 4.66%
Bear Stearns & Co., Inc.	$ 67,249
Credit Suisse Securities (USA) LLC	179,329
J.P. Morgan Securities, Inc.	89,665
Societe Generale, New York Branch	120,757
$ 457,000
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,677,769,908.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

November 30, 2007

1.841646.101

ITB-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.6%
	Principal Amount	Value
U.S. Treasury Obligations - 98.6%
U.S. Treasury Bonds:
6% 2/15/26	$ 381,000	$ 454,253
6.25% 8/15/23	67,000	80,923
7.25% 5/15/16	67,955,000	83,988,167
7.5% 11/15/16	8,646,000	10,898,689
8.75% 5/15/17	16,275,000	22,264,965
8.875% 8/15/17	85,432,000	118,236,525
9.125% 5/15/18	273,000	388,513
9.25% 2/15/16	581,000	797,377
9.875% 11/15/15	1,734,000	2,440,334
10.625% 8/15/15	7,482,000	10,844,807
12% 8/15/13	3,451,000	3,650,782
U.S. Treasury Notes:
2.625% 3/15/09	2,668,000	2,651,741
3.25% 8/15/08	3,498,000	3,497,181
3.625% 5/15/13	48,519,000	48,829,813
3.875% 2/15/13	5,208,000	5,312,160
4% 6/15/09	1,118,000	1,133,460
4% 11/15/12	641,000	659,078
4% 2/15/14 (b)	95,437,000	97,606,665
4% 2/15/15	47,392,000	48,062,170
4.125% 5/15/15	109,658,000	111,834,053
4.25% 8/15/13 (b)	56,241,000	58,380,801
4.25% 11/15/13	8,394,000	8,708,120
4.25% 8/15/14 (b)	25,254,000	26,098,443
4.25% 11/15/14	558,000	575,481
4.25% 8/15/15	7,794,000	8,005,903
4.5% 3/31/12	1,384,000	1,445,956
4.5% 11/15/15	20,011,000	20,884,920
4.5% 2/15/16	22,775,000	23,741,161
4.5% 5/15/17	10,836,000	11,281,295
4.625% 11/15/16 (b)	101,173,000	106,263,216
4.625% 2/15/17	6,287,000	6,600,369
4.75% 5/15/14	4,524,000	4,812,405
4.875% 4/30/08	7,304,000	7,349,650
4.875% 4/30/11	116,000	122,416
4.875% 2/15/12	161,000	170,610
6% 8/15/09	12,178,000	12,763,116
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $834,282,059)		870,835,518
Cash Equivalents - 26.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 17,496,779	$ 17,490,000
(Collateralized by U.S. Government Obligations) # (a)	213,080,537	212,998,000
TOTAL CASH EQUIVALENTS (Cost $230,488,000)		230,488,000
TOTAL INVESTMENT PORTFOLIO - 124.7% (Cost $1,064,770,059)		1,101,323,518
NET OTHER ASSETS - (24.7)%		(218,164,570)
NET ASSETS - 100%		$ 883,158,948
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,490,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 674,506
BNP Paribas Securities Corp.	1,112,935
Banc of America Securities LLC	404,544
Bank of America, NA	6,745,064
Barclays Capital, Inc.	3,019,092
Citigroup Global Markets, Inc.	449,671
ING Financial Markets LLC	2,248,354
Societe Generale, New York Branch	137,809
UBS Securities LLC	2,248,354
WestLB AG	449,671
$ 17,490,000
$212,998,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 121,356,553
Barclays Capital, Inc.	91,641,447
$ 212,998,000
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,063,606,796. Net unrealized appreciation aggregated $37,716,722, of which $37,798,587 related to appreciated investment securities and $81,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2007

1.841649.101

LBX-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.6%
	Principal Amount	Value
U.S. Treasury Obligations - 98.6%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 4,130,000	$ 4,187,432
4.75% 2/15/37	2,866,000	3,026,092
5.25% 2/15/29	2,879,000	3,195,690
5.375% 2/15/31	990,000	1,125,352
6% 2/15/26	5,569,000	6,639,729
6.125% 11/15/27	2,552,000	3,113,639
6.125% 8/15/29	2,686,000	3,314,062
6.25% 8/15/23	976,000	1,178,825
6.25% 5/15/30	979,000	1,232,164
6.375% 8/15/27	96,000	120,082
6.625% 2/15/27	685,000	875,944
6.75% 8/15/26	136,000	175,419
6.875% 8/15/25	2,553,000	3,308,530
7.125% 2/15/23	2,617,000	3,409,666
7.25% 5/15/16	1,000	1,236
7.5% 11/15/16	29,000	36,556
7.625% 2/15/25	1,396,000	1,929,643
7.875% 2/15/21	1,591,000	2,156,675
8% 11/15/21	2,908,000	4,012,813
8.125% 8/15/19	1,101,000	1,494,951
8.125% 5/15/21	5,321,000	7,369,583
8.5% 2/15/20	93,000	130,353
8.75% 5/15/17	128,000	175,110
8.75% 8/15/20	948,000	1,360,751
8.875% 2/15/19	2,827,000	4,003,298
9% 11/15/18	767,000	1,092,136
U.S. Treasury Notes 5.125% 5/15/16	3,000	3,255
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,630,512)		58,668,986
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $681,000)	$ 681,264	$ 681,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $56,311,512)		59,349,986
NET OTHER ASSETS - 0.3%		178,544
NET ASSETS - 100%		$ 59,528,530
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$681,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 26,263
BNP Paribas Securities Corp.	43,334
Banc of America Securities LLC	15,752
Bank of America, NA	262,628
Barclays Capital, Inc.	117,553
Citigroup Global Markets, Inc.	17,509
ING Financial Markets LLC	87,543
Societe Generale, New York Branch	5,366
UBS Securities LLC	87,543
WestLB AG	17,509
$ 681,000
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $56,337,210. Net unrealized appreciation aggregated $3,012,776, of which $3,021,625 related to appreciated investment securities and $8,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2007

1.841647.101

STD-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds 8% 11/15/21	$ 97,000	$ 133,852
U.S. Treasury Notes:
3% 2/15/09	29,151,000	29,114,558
3.375% 9/15/09	9,362,000	9,411,001
3.5% 2/15/10	12,851,000	12,970,476
3.625% 7/15/09	9,074,000	9,149,142
3.625% 5/15/13	2,974,000	2,993,051
3.875% 5/15/09	22,403,000	22,655,034
3.875% 5/15/10	7,368,000	7,514,211
4% 3/15/10	12,531,000	12,795,329
4% 4/15/10	543,000	554,836
4.125% 8/15/10	3,188,000	3,273,429
4.25% 10/15/10	9,653,000	9,968,228
4.25% 1/15/11	7,384,000	7,638,401
4.5% 2/15/09	7,658,000	7,781,248
4.5% 11/15/10	2,608,000	2,712,117
4.5% 2/28/11	2,448,000	2,551,083
4.5% 3/31/12	3,342,000	3,491,608
4.625% 8/31/11	253,000	265,176
4.625% 10/31/11	11,879,000	12,458,101
4.625% 12/31/11	2,638,000	2,769,283
4.625% 2/29/12	8,141,000	8,544,232
4.625% 7/31/12	24,531,000	25,780,560
4.75% 11/15/08	3,007,000	3,047,877
4.75% 3/31/11	3,284,000	3,451,021
4.75% 1/31/12	6,067,000	6,394,994
4.75% 5/31/12	4,834,000	5,103,645
4.875% 4/30/08	1,618,000	1,628,113
4.875% 5/15/09	8,751,000	8,973,197
4.875% 4/30/11	7,694,000	8,119,571
4.875% 5/31/11	6,066,000	6,399,157
4.875% 7/31/11	236,000	249,459
5% 2/15/11	1,537,000	1,626,698
6% 8/15/09	12,000,000	12,576,564
6.5% 2/15/10	23,317,000	24,998,366
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $269,362,299)		277,093,618
Cash Equivalents - 1.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $4,023,000)	$ 4,024,559	$ 4,023,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $273,385,299)		281,116,618
NET OTHER ASSETS - (0.5)%		(1,298,128)
NET ASSETS - 100%		$ 279,818,490
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,023,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 155,148
BNP Paribas Securities Corp.	255,994
Banc of America Securities LLC	93,052
Bank of America, NA	1,551,481
Barclays Capital, Inc.	694,443
Citigroup Global Markets, Inc.	103,432
ING Financial Markets LLC	517,160
Societe Generale, New York Branch	31,698
UBS Securities LLC	517,160
WestLB AG	103,432
$ 4,023,000
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $272,619,437. Net unrealized appreciation aggregated $8,497,181, of which $8,520,176 related to appreciated investment securities and $22,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008